Commitments and Contingencies - Condensed Consolidated Statements of Income Information (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of other provisions [line items]
Insurance service result	$ 4,526	$ 4,001
Investment result	2,409	3,521
Other revenue	8,129	7,588
Net income (loss) attributed to shareholders and other equity holders	5,572	5,385
MFC (Guarantor)
Disclosure of other provisions [line items]
Insurance service result	0	0
Investment result	757	871
Other revenue	24	(34)
Net income (loss) attributed to shareholders and other equity holders	5,572	5,385
Subsidiaries on a combined basis
Disclosure of other provisions [line items]
Insurance service result	4,526	4,001
Investment result	3,206	4,329
Other revenue	8,116	7,620
Net income (loss) attributed to shareholders and other equity holders	5,172	4,910
Consolidation adjustments
Disclosure of other provisions [line items]
Insurance service result	0	0
Investment result	(1,554)	(1,679)
Other revenue	(11)	2
Net income (loss) attributed to shareholders and other equity holders	(5,172)	(4,910)
MFLP
Disclosure of other provisions [line items]
Insurance service result	0	0
Investment result	50	52
Other revenue	(12)	20
Net income (loss) attributed to shareholders and other equity holders	$ (1)	$ 26